STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																												3 Months Ended	12 Months Ended
	Feb. 16, 2022	Feb. 15, 2022	Jan. 31, 2022	Jan. 21, 2022	Jan. 18, 2022	Dec. 21, 2021	Dec. 06, 2021	Nov. 22, 2021	Nov. 10, 2021	Oct. 28, 2021	Oct. 25, 2021	Oct. 12, 2021	Oct. 04, 2021	Sep. 20, 2021	Sep. 14, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 30, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 29, 2021	Jul. 20, 2021	Jul. 08, 2021	Jul. 06, 2021	Jun. 23, 2021	Jun. 20, 2021	Jun. 07, 2021	May 04, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 25, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Jan. 25, 2021	Dec. 11, 2020	Jul. 30, 2020	Feb. 19, 2020	Aug. 08, 2019	Mar. 09, 2019	Jan. 02, 2016	Feb. 16, 2009	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 24, 2021	Apr. 27, 2021	Feb. 02, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		7,398,639					1,479,728																					1,479,728					786,280	1,479,728	70,786			9,941,623
Warrants to purchase up share																																												16,785,714
Warrant exercise price per share																																												$ 0.06
Issuance of common stock in connection with warrant exercise		7,398,639					1,479,728																					1,479,728						1,479,728
Stock issued during period, value		$ 443,918					$ 88,784																					$ 88,784						$ 88,784
Options to purchase shares																																				2,500,000
Preferred stock, shares authorized																																											Unlimited	Unlimited	Unlimited	Unlimited
Debt Instrument, Increase, Accrued Interest																																													$ 53,671	$ 36,562
Issuance of common stock in connection with cashless exercise																																	2,000,000		200,000			10,000,000
Fair value of warrants					$ 1,071,437																											$ 3,359,716					$ 2,599,066									$ 2,599,066
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																	3,000,000
Share price																	$ 0.0807
Stock issued during period, value																	$ 242,100
Common stock, shares authorized																																											Unlimited	Unlimited	Unlimited	Unlimited
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																											Unlimited	Unlimited	Unlimited	Unlimited
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																												$ 0.001	$ 0.001	$ 0.001
Issuance of common stock in connection with warrant exercise		3,699,320
Stock issued during period, value		$ 295,946
Issuance of common stock in connection with cashless exercise																																													2,336,794	10,000,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																												0.056	$ 0.056	$ 0.056
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																												0.04	0.04	0.04
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																												0.08	0.06	0.06
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																												$ 0.2299	$ 0.08	$ 0.06
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		3,699,320
Share price										$ 0.0785
Options to purchase shares										750,000
Debt Conversion, Converted Instrument, Shares Issued	3,924,443		4,569,059	3,935,417		5,874,062	5,175,822	3,561,885	3,528,221		3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269		2,284,808	3,454,203	2,277,273	3,101,546	1,664,823		2,343,919	2,422,195	1,664,823	2,431,506		2,058,686	2,063,391	836,574
Debt conversion, converted instrument, amount	$ 250,000		$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 200,000	$ 200,000		$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000		$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000		$ 200,000	$ 200,000	$ 100,000	$ 200,000		$ 250,000	$ 250,000	$ 100,000
Debt Instrument, Increase, Accrued Interest	$ 1,164		$ 42,877	$ 2,260		$ 35,479	$ 1,027	$ 1,603	$ 5,342		$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521		$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822		$ 7,671	$ 10,247	$ 60,822	$ 25,644		3,630	$ 3,178	$ 1,644
Fair value of shares issued																													$ 338,654
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																							$ 0.116													$ 0.134			$ 0.115
Options to purchase shares																							500,000
Fair value of options																							$ 46,890													$ 310,165			$ 626,047
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																							500,000
Common Stock Warrants And Option F [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock warrants and options, description																																				Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years
Common Stock Warrants And Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares																																							6,000,000
Share based compensation, expense																																												$ 27,989
Options description																																							Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Common Stock Warrants And Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																							$ 0.115
Options to purchase shares																																							1,340,000
Fair value of options																																							$ 133,063
Share based compensation, expense																																												25,710	$ 31,805
Options description																																							Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsCancelledIntrinsicValue]																																													$ 20,853
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																													800,000
Common Stock Warrants And Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																							$ 0.115
Options to purchase shares																																							1,340,000
Fair value of options																																							$ 133,063
Share based compensation, expense																																												$ 7,842
Options description																																							Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant expiration date																							Jul. 08, 2025
Share based compensation, expense																																													$ 100,941
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant expiration date																																																Oct. 01, 2026
Share based compensation, expense																																													217,715
Common Stock Warrants And Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant expiration date																																																	May 29, 2026
Share based compensation, expense																																													85
Common Stock Warrants And Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																										$ 0.001
Warrants to purchase up share																																										6,000,000
Warrant expiration date																																										May 29, 2026
Share based compensation, expense																																													85
Fair value of warrants																																										$ 142,526
Common Stock Warrants And Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																				$ 0.134
Options to purchase shares																																				2,500,000
Fair value of options																																				$ 310,165
Common stock warrants and options, description																																				Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years.
Share based compensation, expense																																													115,660
Common Stock Warrants And Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																							$ 0.115
Options to purchase shares																																							6,000,000
Fair value of options																																							$ 626,047
Share based compensation, expense																																													77,988
Options description																																							Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Common Stock Warrants and Options Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																								$ 0.2299
Options to purchase shares																																								2,000,000
Fair value of options																																								$ 291,842
Share based compensation, expense																																													$ 51,816
Options description																																								Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Common Stock Warrants And Option Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																								$ 0.2299
Options to purchase shares																																								125,000
Fair value of options																																								$ 18,240
Share based compensation, expense																																														$ 9,133
Options description																																								Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Warrant expense																																		12,751
Common Stock Warrants And Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																								$ 0.2299
Options to purchase shares																																								125,000
Fair value of options																																								$ 19,525
Share based compensation, expense																																														$ 6,520
Options description																																								Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Warrant expense																																		$ 9,103
Purchase Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																		1,479,728
Warrant exercise price per share																																		$ 0.06							$ 0.06
Warrant expiration date																																		Mar. 08, 2021							Mar. 08, 2021
Purchase Agreement [Member] | Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																		1,479,728
Warrant exercise price per share																																		$ 0.06							$ 0.06
Warrant expiration date																																		May 08, 2021							Mar. 08, 2022
Purchase Agreement [Member] | Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																		1,479,728
Warrant exercise price per share																																		$ 0.06							$ 0.08
Warrant expiration date																																		Jul. 08, 2021							Mar. 08, 2022						Dec. 08, 2021
Purchase Agreement [Member] | Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																		1,479,728
Warrant exercise price per share																																		$ 0.06							$ 0.08
Warrant expiration date																																		Sep. 08, 2021							Mar. 08, 2023
Purchase Agreement [Member] | Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																		1,479,727
Warrant exercise price per share																																		$ 0.06
Warrant expiration date																																		Nov. 08, 2021
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																									14,797,278
Share price																																									$ 0.06758
Proceeds from issuance of common stock																																									$ 1,000,000
Purchase Agreement [Member] | Investor [Member] | Class A Common Stock and Two Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																									14,797,278
Purchase Agreement [Member] | Investor [Member] | Six Cent Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																									14,797,278
Warrant exercise price per share																																									$ 0.06
Purchase Agreement [Member] | Investor [Member] | Eight Cent Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																									7,398,639
Warrant exercise price per share																																									$ 0.08